FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914
                                   ------------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                     ----------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:   3/31/09
                           -----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Opportunities Trust


QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Statement of Investments .............   3
Notes to Statement of Investments ....   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                        SHARES/
                                                                       INDUSTRY                      RIGHTS/UNITS        VALUE
                                                    ----------------------------------------------   ------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS 95.0%
      AUSTRALIA 1.3%
      Alumina Ltd. ..............................                   Metals & Mining                     8,912,620   $    7,924,104
                                                                                                                    --------------
      BELGIUM 0.1%
  (a) Agfa Gevaert NV ...........................            Leisure Equipment & Products                 264,420         445,792
(a,b) Agfa Gevaert NV, 144A .....................            Leisure Equipment & Products                  19,150          32,286
                                                                                                                    --------------
                                                                                                                           478,078
                                                                                                                    --------------
      BRAZIL 2.9%
      Companhia de Saneamento Basico do Estado
         de Sao Paulo ...........................                   Water Utilities                       171,320        1,905,607
      Companhia de Saneamento de Minas Gerais ...                   Water Utilities                       202,220        1,693,086
      Petroleo Brasileiro SA, ADR ...............             Oil, Gas & Consumable Fuels                 468,610       14,278,547
                                                                                                                    --------------
                                                                                                                        17,877,240
                                                                                                                    --------------
      CHINA 10.2%
  (a) BYD Co. Ltd., H ...........................   Electronic Equipment, Instruments & Components      4,619,600        8,511,491
      China Coal Energy Co., H ..................             Oil, Gas & Consumable Fuels                 394,000          290,781
      China Life Insurance Co. Ltd., H ..........                      Insurance                        1,515,000        5,023,644
      China Mobile Ltd. .........................         Wireless Telecommunication Services             614,500        5,351,786
      China Resources Power Holdings Co. Ltd. ...    Independent Power Producers & Energy Traders       7,960,000       16,679,083
      China Shenhua Energy Co. Ltd., H ..........             Oil, Gas & Consumable Fuels                 972,000        2,189,695
      China Telecom Corp. Ltd., H ...............       Diversified Telecommunication Services          5,934,000        2,450,026
      Honghua Group Ltd. ........................             Energy Equipment & Services              39,827,000        5,909,470
  (a) Inspur International Ltd. .................   Electronic Equipment, Instruments & Components     69,940,000        8,211,833
      PetroChina Co. Ltd., H ....................             Oil, Gas & Consumable Fuels               1,770,000        1,411,350
      Shanghai Electric Group Co. Ltd. ..........                Electrical Equipment                  18,045,000        5,192,002
  (a) TCL Communication Technology Holdings
         Ltd. ...................................              Communications Equipment                   489,718           30,013
  (a) TCL Multimedia Technology Holdings Ltd. ...                 Household Durables                      850,200          125,054
      Weiqiao Textile Co. Ltd., H ...............          Textiles, Apparel & Luxury Goods             2,234,500          663,103
                                                                                                                    --------------
                                                                                                                        62,039,331
                                                                                                                    --------------
      EGYPT 0.5%
      Egyptian Mobile Services ..................         Wireless Telecommunication Services             108,260        2,824,675
                                                                                                                    --------------
      FRANCE 7.0%
      AXA SA ....................................                      Insurance                          102,318        1,229,236
      Electricite de France .....................                 Electric Utilities                       48,870        1,916,081
      France Telecom SA .........................       Diversified Telecommunication Services            521,900       11,881,901
      GDF Suez ..................................                   Multi-Utilities                       105,357        3,615,417
      Sanofi-Aventis ............................                   Pharmaceuticals                       217,856       12,256,458
  (a) Suez Environnement SA .....................                   Multi-Utilities                        27,593          405,674
      Total SA, B ...............................             Oil, Gas & Consumable Fuels                 107,908        5,361,051
      Vivendi SA ................................                        Media                            228,000        6,030,700
                                                                                                                    --------------
                                                                                                                        42,696,518
                                                                                                                    --------------


                     Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

                                                                                                        SHARES/
                                                                       INDUSTRY                      RIGHTS/UNITS        VALUE
                                                    ----------------------------------------------   ------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      GERMANY 6.0%
      Bayerische Motoren Werke AG ...............                     Automobiles                         109,760   $    3,161,829
      Celesio AG ................................          Health Care Providers & Services                98,600        1,819,392
      Deutsche Post AG ..........................               Air Freight & Logistics                   657,100        7,083,078
      E.ON AG ...................................                 Electric Utilities                      172,440        4,818,641
      Merck KGaA ................................                   Pharmaceuticals                       108,400        9,553,587
      SAP AG ....................................                      Software                           183,380        6,543,585
      Siemens AG, ADR ...........................              Industrial Conglomerates                    65,140        3,711,026
                                                                                                                    --------------
                                                                                                                        36,691,138
                                                                                                                    --------------
      HONG KONG 1.0%
      Cheung Kong (Holdings) Ltd. ...............        Real Estate Management & Development             512,000        4,409,551
      Hutchison Whampoa Ltd., ADR ...............              Industrial Conglomerates                    26,100          639,450
      Swire Pacific Ltd., A .....................        Real Estate Management & Development             145,000          967,234
                                                                                                                    --------------
                                                                                                                         6,016,235
                                                                                                                    --------------
      INDIA 0.2%
      Hindustan Petroleum Corp. Ltd. ............             Oil, Gas & Consumable Fuels                 275,410        1,465,549
                                                                                                                    --------------
      ISRAEL 0.3%
  (a) Check Point Software Technologies Ltd. ....                      Software                            76,200        1,692,402
                                                                                                                    --------------
      ITALY 1.9%
      Eni SpA ...................................             Oil, Gas & Consumable Fuels                 184,151        3,574,012
      Mediaset SpA ..............................                        Media                          1,231,550        5,489,118
      UniCredit SpA .............................                  Commercial Banks                     1,545,960        2,548,909
                                                                                                                    --------------
                                                                                                                        11,612,039
                                                                                                                    --------------
      JAPAN 5.6%
      Aiful Corp. ...............................                  Consumer Finance                       499,805          706,509
      Komatsu Ltd. ..............................                      Machinery                          141,000        1,523,324
                                                          Electronic Equipment, Instruments &
      Mabuchi Motor Co. Ltd. ....................                     Components                           59,500        2,397,062
      Mitsubishi UFJ Financial Group Inc. .......                  Commercial Banks                     1,650,000        7,930,129
      NGK Spark Plug Co. Ltd. ...................                   Auto Components                       169,000        1,421,416
      Nintendo Co. Ltd. .........................                      Software                            16,400        4,711,026
      Nissan Motor Co. Ltd. .....................                     Automobiles                         545,000        1,925,989
      NOK Corp. .................................                   Auto Components                       296,300        2,504,070
      Olympus Corp. .............................          Health Care Equipment & Supplies                88,300        1,408,663
  (a) Shinsei Bank Ltd. .........................                  Commercial Banks                     3,960,000        3,958,401
      Sony Corp. ................................                 Household Durables                       82,800        1,670,380
      USS Co. Ltd. ..............................                  Specialty Retail                        86,110        3,738,621
                                                                                                                    --------------
                                                                                                                        33,895,590
                                                                                                                    --------------
      MEXICO 1.5%
      Kimberly Clark de Mexico SAB de CV, A .....                 Household Products                      445,600        1,446,706
      Telefonos de Mexico SAB de CV, L, ADR .....       Diversified Telecommunication Services            311,040        4,678,042
      Telmex Internacional SAB de CV, ADR .......       Diversified Telecommunication Services            311,040        2,852,237
                                                                                                                    --------------
                                                                                                                         8,976,985
                                                                                                                    --------------


                     4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                                                                        SHARES/
                                                                       INDUSTRY                      RIGHTS/UNITS        VALUE
                                                    ----------------------------------------------   ------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      NETHERLANDS 0.7%
      ING Groep NV ..............................           Diversified Financial Services                288,510   $    1,589,438
      Koninklijke Philips Electronics NV ........              Industrial Conglomerates                   163,503        2,404,916
                                                                                                                    --------------
                                                                                                                         3,994,354
                                                                                                                    --------------
      NEW ZEALAND 0.3%
      Fisher & Paykel Healthcare Corp. Ltd. .....          Health Care Equipment & Supplies             1,166,850        2,096,752
                                                                                                                    --------------
      RUSSIA 1.3%
      Gazprom, ADR ..............................             Oil, Gas & Consumable Fuels                 260,200        3,876,980
      Gazprom, ADR (London Exchange) ............             Oil, Gas & Consumable Fuels                 258,980        3,858,802
                                                                                                                    --------------
                                                                                                                         7,735,782
                                                                                                                    --------------
      SINGAPORE 0.3%
      DBS Group Holdings Ltd. ...................                  Commercial Banks                       322,500        1,791,726
                                                                                                                    --------------
      SOUTH KOREA 2.7%
      Busan Bank ................................                  Commercial Banks                       217,610          931,223
      Daegu Bank Co. Ltd. .......................                  Commercial Banks                       175,690          932,120
      Hana Financial Group Inc. .................                  Commercial Banks                        68,007        1,029,472
      Hyundai Motor Co. Ltd. ....................                     Automobiles                         162,330        6,556,759
  (a) KB Financial Group Inc. ...................                  Commercial Banks                        73,720        1,767,821
      Samsung Electronics Co. Ltd. ..............      Semiconductors & Semiconductor Equipment             8,630        3,567,439
      SK Telecom Co. Ltd., ADR ..................         Wireless Telecommunication Services              92,600        1,430,670
                                                                                                                    --------------
                                                                                                                        16,215,504
                                                                                                                    --------------
      SPAIN 3.1%
      Banco Santander SA ........................                  Commercial Banks                       322,500        2,221,936
      Iberdrola SA, Br. .........................                 Electric Utilities                      238,504        1,671,722
      Repsol YPF SA .............................             Oil, Gas & Consumable Fuels                 161,820        2,799,053
      Telefonica SA .............................       Diversified Telecommunication Services            621,045       12,383,047
                                                                                                                    --------------
                                                                                                                        19,075,758
                                                                                                                    --------------
      SWEDEN 0.7%
      Atlas Copco AB, A .........................                      Machinery                          290,960        2,183,986
  (a) Loomis AB .................................           Commercial Services & Supplies                 28,160          217,363
      Niscayah Group AB .........................           Commercial Services & Supplies                140,800          168,585
      Nordea Bank AB ............................                  Commercial Banks                       236,730        1,179,823
  (a) Nordea Bank AB, rts., 4/03/09 .............                  Commercial Banks                     2,604,030          297,545
                                                                                                                    --------------
                                                                                                                         4,047,302
                                                                                                                    --------------
      SWITZERLAND 6.2%
      Lonza Group AG ............................           Life Sciences Tools & Services                 97,950        9,678,854
      Nestle SA .................................                    Food Products                         87,400        2,954,020
      Novartis AG ...............................                   Pharmaceuticals                       218,480        8,267,122
      Roche Holding AG ..........................                   Pharmaceuticals                        89,030       12,214,744


                     Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

                                                                                                        SHARES/
                                                                       INDUSTRY                      RIGHTS/UNITS        VALUE
                                                    ----------------------------------------------   ------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      SWITZERLAND (CONTINUED)
      Swiss Reinsurance Co. .....................                      Insurance                           87,098   $    1,426,005
  (a) UBS AG ....................................                   Capital Markets                       322,195        3,028,095
                                                                                                                    --------------
                                                                                                                        37,568,840
                                                                                                                    --------------
      TAIWAN 3.1%
      Chunghwa Telecom Co. Ltd. .................       Diversified Telecommunication Services          1,504,057        2,743,513
      Lite-On Technology Corp. ..................               Computers & Peripherals                 5,997,840        4,047,459
      Lite-On Technology Corp., GDR .............               Computers & Peripherals                   123,688          834,671
      Mega Financial Holding Co. Ltd. ...........                  Commercial Banks                     4,804,000        1,720,012
      Taiwan Semiconductor Manufacturing Co.
         Ltd. ...................................      Semiconductors & Semiconductor Equipment         6,473,474        9,805,115
                                                                                                                    --------------
                                                                                                                        19,150,770
                                                                                                                    --------------
      THAILAND 1.6%
      Airports of Thailand Public Co. Ltd.,
         fgn. ...................................            Transportation Infrastructure              2,135,400          963,384
      BEC World Public Co. Ltd., fgn. ...........                        Media                          4,081,800        2,140,744
      Krung Thai Bank Public Co. Ltd., fgn. .....                  Commercial Banks                    15,000,000        1,920,203
  (a) Siam City Bank Public Co. Ltd., fgn. ......                  Commercial Banks                    21,431,300        4,471,778
                                                                                                                    --------------
                                                                                                                         9,496,109
                                                                                                                    --------------
      TURKEY 0.7%
      Turkcell Iletisim Hizmetleri AS, ADR ......         Wireless Telecommunication Services             327,870        4,029,522
                                                                                                                    --------------
      UNITED KINGDOM 8.2%
      Aviva PLC .................................                      Insurance                          373,290        1,158,227
      BAE Systems PLC ...........................                 Aerospace & Defense                     925,737        4,442,988
      BP PLC ....................................             Oil, Gas & Consumable Fuels               1,311,440        8,872,000
      British Airways PLC .......................                      Airlines                           214,800          433,939
      British Sky Broadcasting Group PLC ........                        Media                            215,760        1,341,997
      Cadbury PLC ...............................                    Food Products                      1,077,694        8,148,872
      GlaxoSmithKline PLC .......................                   Pharmaceuticals                       507,250        7,914,851
      HSBC Holdings PLC .........................                  Commercial Banks                       634,800        3,493,245
      Kingfisher PLC ............................                  Specialty Retail                     1,330,940        2,858,720
      National Grid PLC .........................                   Multi-Utilities                       148,743        1,141,778
  (a) Royal Bank of Scotland Group PLC, rts.,
         4/06/09 ................................                  Commercial Banks                       764,434               --
      Royal Dutch Shell PLC, A ..................             Oil, Gas & Consumable Fuels                  21,030          472,640
      Royal Dutch Shell PLC, B ..................             Oil, Gas & Consumable Fuels                 256,227        5,632,161
      Smiths Group PLC ..........................              Industrial Conglomerates                   146,180        1,403,154
      Unilever PLC ..............................                    Food Products                        132,631        2,508,140
                                                                                                                    --------------
                                                                                                                        49,822,712
                                                                                                                    --------------
      UNITED STATES 27.6%
      Accenture Ltd., A .........................                     IT Services                         398,070       10,942,944
      ACE Ltd. ..................................                      Insurance                           94,225        3,806,690
      American International Group Inc. .........                      Insurance                          339,142          339,142


                     6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                                                                        SHARES/
                                                                       INDUSTRY                      RIGHTS/UNITS        VALUE
                                                    ----------------------------------------------   ------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      UNITED STATES (CONTINUED)
  (a) Amgen Inc. ................................                    Biotechnology                        324,140   $   16,051,413
      Aon Corp. .................................                      Insurance                          152,920        6,242,195
      AT&T Inc. .................................       Diversified Telecommunication Services             75,190        1,894,788
      The Bank of New York Mellon Corp. .........                   Capital Markets                       327,410        9,249,333
  (a) Boston Scientific Corp. ...................          Health Care Equipment & Supplies               998,480        7,937,916
      Bristol-Myers Squibb Co. ..................                   Pharmaceuticals                       251,110        5,504,331
  (a) Cadence Design Systems Inc. ...............                      Software                           133,000          558,600
      CIGNA Corp. ...............................          Health Care Providers & Services                94,500        1,662,255
  (a) Cisco Systems Inc. ........................              Communications Equipment                   414,440        6,950,159
      Comcast Corp., A ..........................                        Media                            443,700        6,052,068
      Cytec Industries Inc. .....................                      Chemicals                          195,570        2,937,461
  (a) The DIRECTV Group Inc. ....................                        Media                            126,600        2,885,214
  (a) Dr. Pepper Snapple Group Inc. .............                      Beverages                           27,072          457,788
      El Paso Corp. .............................             Oil, Gas & Consumable Fuels                 171,300        1,070,625
      General Electric Co. ......................              Industrial Conglomerates                   390,920        3,952,201
      Great Plains Energy Inc. ..................                 Electric Utilities                      335,471        4,518,794
  (a) The Interpublic Group of Cos. Inc. ........                        Media                            573,370        2,362,284
  (a) KKR Private Equity Investors LP (Units) ...                   Capital Markets                        88,000          257,840
      Kraft Foods Inc., A .......................                    Food Products                        103,000        2,295,870
      Kroger Co. ................................              Food & Staples Retailing                   197,800        4,197,316
      Liz Claiborne Inc. ........................          Textiles, Apparel & Luxury Goods               489,590        1,209,287
      Merck & Co. Inc. ..........................                   Pharmaceuticals                       254,220        6,800,385
      Microsoft Corp. ...........................                      Software                           194,760        3,577,741
      News Corp., A .............................                        Media                            672,120        4,449,434
      OfficeMax Inc. ............................                  Specialty Retail                       426,560        1,330,867
  (a) Oracle Corp. ..............................                      Software                           328,950        5,944,127
      Pfizer Inc. ...............................                   Pharmaceuticals                       553,084        7,533,004
      PNM Resources Inc. ........................                   Multi-Utilities                       280,170        2,314,204
      Raytheon Co. ..............................                 Aerospace & Defense                     109,520        4,264,709
  (a) Sprint Nextel Corp. .......................         Wireless Telecommunication Services             285,520        1,019,306
      Target Corp. ..............................                  Multiline Retail                        90,140        3,099,915
      Time Warner Cable Inc. ....................                        Media                             67,751        1,680,224
      Time Warner Inc. ..........................                        Media                            269,913        5,209,327
      United Parcel Service Inc., B .............               Air Freight & Logistics                    70,240        3,457,213
  (a) Viacom Inc., B ............................                        Media                            118,180        2,053,968
  (a) Watson Pharmaceuticals Inc. ...............                   Pharmaceuticals                       376,190       11,703,271
                                                                                                                    --------------
                                                                                                                       167,774,209
                                                                                                                    --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY
         INTERESTS (COST $853,576,439) ..........                                                                      576,989,224
                                                                                                                    --------------
      PREFERRED STOCKS (COST $4,546,285) 0.4%
      BRAZIL 0.4%
      Companhia Vale do Rio Doce, ADR, pfd., A ..                   Metals & Mining                       203,380        2,294,127
                                                                                                                    --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM
         INVESTMENTS (COST $858,122,724) ........                                                                      579,283,351
                                                                                                                    --------------


                     Quarterly Statement of Investments | 7

Templeton Global Opportunities Trust

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   --------------
      SHORT TERM INVESTMENTS 3.8%
      U.S. GOVERNMENT AND AGENCY SECURITIES 3.8%
  (c) FHLB,
         4/01/09 ................................                                                    $ 13,270,000   $   13,270,000
         7/01/09 ................................                                                      10,000,000        9,995,320
                                                                                                                    --------------
      TOTAL U.S. GOVERNMENT AND AGENCY
         SECURITIES (COST $23,264,378) ..........                                                                       23,265,320
                                                                                                                    --------------
      TOTAL INVESTMENTS (COST $881,387,102)
         99.2% ..................................                                                                      602,548,671
      OTHER ASSETS, LESS LIABILITIES 0.8% .......                                                                        4,858,811
                                                                                                                    --------------
      NET ASSETS 100.0% .........................                                                                   $  607,407,482
                                                                                                                    ==============

See Abbreviations on page 11.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2009, the value of this security was $32,286, representing 0.01% of net assets.

(c)  The security is traded on a discount basis with no stated coupon rate.

                       Quarterly Statement of Investments


                   8 | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 9

Templeton Global Opportunities Trust

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 881,942,427
                                                 =============
Unrealized appreciation ......................   $  76,716,988
Unrealized depreciation ......................    (356,110,744)
                                                 -------------
Net unrealized appreciation (depreciation) ...   $(279,393,756)
                                                 =============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                     LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                  ------------   -----------   -------   ------------
ASSETS:
   Investments in Securities ..   $575,705,167   $26,843,504     $--     $602,548,671


                    10 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, and expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 11


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/LAURA F. FERGERSON
  ------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
    Administration
     Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ------------------------------------
   Laura F. Fergerson
   Chief Executive Officer - Finance and
    Administration
     Date  May 27, 2009


By /s/MARK H. OTANI
  ------------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date  May 27, 2009